Non-Financial Assets	6 Months Ended
Jun. 30, 2022
Non-Financial Assets
Non-Financial Assets

15.Non-Financial Assets

Non-financial assets are as follows:

In € thousand	June 30, 2022	December 31, 2021
Advance payments	6,251	8,113
Total non-current non-financial assets	6,251	8,113
Value added tax claims	22,611	12,602
Prepaid expenses	6,905	9,924
Miscellaneous other current non-financial assets	2,432	468
Total current non-financial assets	31,948	22,994
Total non-financial assets	38,199	31,107

In the period to June 30, 2022, claims for value added taxes increased by €10,009 thousand largely due to claims in Germany.